Risk management	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Risk management

4 Risk management

The Company is exposed to market risks arising from variations in commodity prices, foreign exchange rates and interest rates, credit risks of its counterparties in cash equivalents, financial investments and trade accounts receivable, and liquidity risks to meet its obligations from financial liabilities.

The Company adopts procedures for managing market and credit risks that are in conformity with its Financial Policy, which is reviewed by the Board of Directors quarterly. The purpose of risk management is to protect the Company’s cash flows and reduce the threats to the financing of its operating working capital and investment programs.

4.1 Market risks

The Company prepares a sensitivity analysis for foreign exchange rate and interest rate risks to which it is exposed, presented in Note 19.8.

Management of the interest rate benchmark reform and associated risks

Overview

The replacement of interbank offered rates (“IBORs”) for alternative, nearly risk-free interest rates (RFRs, or “Risk-Free Rates”) was concluded, with IBORs being discontinued in June 2023.

The Company used IBORs as reference rates on several of its financial instruments, and due to this discontinuation, the Company took measures to replace such reference rates. While the transition forced modifications on contracts that used IBORs as reference rates, the Company had no significant impact on its risk management after its completion.

Derivatives

The derivative instruments traded on over-the-counter market are governed by contracts based on the International Swaps and Derivatives Association (“ISDA”) and agreed with counterparties in the international banking market.

As part of the IBOR reform, the ISDA published a protocol that changed all agreements to include RFRs as replacement rates (fallback) for use upon discontinuation of the various IBORs. The protocol came into force as of January 25, 2021. The Company already have carried out its adoption.

Liabilities

As of December 31, 2023, the Company had already conducted the transition of its bank loans with interest rates linked to LIBOR in US$ (see notes 16 and 17). The benchmark interest rate of these loans was changed to guaranteed forward rates at the Security Overnight Financing Rate (SOFR).

(a)	Exposure to commodity price risks

The main purposes of the commodity price risk management are:

• Identifying potential origins of this risk;

• Defining mitigation controls;

• Establishing limits and powers to execute commodity derivative operations; and

• Defining the controls of transactions.

The commodity price risk arises from the dependence of the Company costs and revenues on commodity prices in the global market. In general, there is a strong correlation between prices of raw materials acquired for production and of the products sold in the petrochemical industry, forming a natural hedge. Mismatches inherent to the business may lead to occasional net risk exposures, which will be assessed and treated, such as: (i) when time lags between the pricing of the Company's raw materials and finished products creates a mismatch between prices, increasing the volatility of the petrochemical margin; (ii) one-off sales contracts at fixed prices without hedging the price of raw materials; and (iii) when different petrochemical price references have different levels of volatility and correlations between them.

The Company actively manages pricing periods and indexers, considering the following exposure allocation conditions: (i) always observing the market conditions associated with the profile of indexes and the Company's operating dynamics; (ii) in case of transactions for exchange of international references, indexes associated with the petrochemical market are considered; and (iii) not increasing the risk associated with its margin by fixating only the price of Braskem’s own operating chain (raw materials or finished products).

In order to manage the Risk associated with commodity price, the Company may either (i) adopt negotiation measures with suppliers or clients or (ii) contracts derivative transactions, which should always respect the volumes associated with the identified exposures, not generating financial leverage.

(b)	Exposure to foreign exchange risk

Considering the dynamics of the international petrochemical market, where prices are mostly pegged to international US$ denominated references, the Company’s sales in Brazil and Mexico are strongly correlated to the US$.

To mitigate the long-term exchange risk, since September 2016, the Company started to contract financial derivatives to compose a Long-Term Foreign Exchange Hedge Program, by US$ call and put option contracts, hedging expected cash flows over an 18-month horizon, as detailed in Note 19.5.

In addition to this program, to maintain the balance between the US$ denominated assets and liabilities exposure, as established in its Financial Policy, the Company will maintain at least 70% of the net debt exposed to the US$. If economic benefits are expected, the Company may maintain a percentage of more than 70%, although subject to a sensitivity analysis of key financial indicators and proof of the inexistence of significant risk of deterioration of these indicators.

(c)	Exposure to interest rate risk

The Company is exposed to the risk that a variation in floating interest rates causes an increase in its financial expenses due to payments of future interest. Debt denominated in foreign currency subject to floating rates is mainly subject to fluctuations in SOFR. Debt denominated in R$ is mainly subject to the variation in the Interbank Certificate of Deposit (“CDI”) rate.

4.2 Exposure to credit risk

The transactions that subject the Company to the concentration of credit risks are mainly in bank checking accounts, financial investments, and trade accounts receivable in which the Company is exposed to the risk of the financial institution or customer involved. In order to manage this risk, the Company maintains bank current accounts and financial investments with major financial institutions, weighting concentrations in accordance with the credit rating and the daily prices observed in the Credit Default Swap ("CDS") market for the institutions, as well as netting contracts that minimize the total credit risk arising from the many financial transactions entered into by the parties.

As of December 31, 2023, 27% of the amounts recorded as “Cash and cash equivalents” (Note 5) and “Financial Investments” (Note 6) were allocated to financial institutions that had offset agreements with the Company. The obligations under these agreements are accounted for under “Borrowings” (Note 16). The effective netting of these amounts is possible only in the event of default by one of the parties.

With respect to the credit risk of customers, the Company protects itself by performing analysis before granting credit and obtaining guarantees when considered necessary, including credit insurance.

The maximum exposure to credit risk of non-derivative financial instruments on the reporting date is the sum of their carrying amounts less any impairment losses.

4.3 Liquidity risk

The Company has a calculation methodology to determine a minimum cash “monthly vision” (30-day horizon) and a minimum cash “yearly vision” (up to 12-month horizon) for the purpose of, respectively: (i) monitoring the liquidity needed to comply with obligations of the following month; and (ii) monitoring the Company´s liquidity during potential crisis.

The amounts to determine the minimum cash “yearly vision” are calculated based on the projected operating cash generation, less short-term debts and working capital needs. The amounts used for determining the minimum cash “monthly vision” consider the projected operating cash disbursement, debt service and investments in projects, as well as the planned disbursement for derivatives maturing in the period, among other items. According to its Financial Policy, the Company uses as a minimum cash the greater of these two references.

In December 2021, the Company, in keeping with its commitment to maintain its financial liquidity, renewed an international revolving credit facility in the amount of R$ 5.2 billion (US$1 billion), which expires in 2026. This credit line may be used without restrictions to improve the Company’s credit liquidity or in the event of deterioration in the macroeconomic scenario. As of December 31, 2023, this new credit line had not been used.

Braskem's financial liabilities by maturity, including the amounts due under the Leniency Agreement (Note 22), are shown in the table below. These amounts are calculated based on cash flows not discounted that consider future financial charges and may not be reconciled with the amounts disclosed in the statement of financial position.

	Until	Between one	Between two	More than
	one year	and two years	and five years	five years	Total

Trade payables	13,522				13,522
Borrowings and debentures	2,138	3,000	11,197	64,359	80,694
Braskem Idesa borrowings	950	71	979	15,403	17,402
Derivatives	60	27	105	29	222
Loan from non-controlling shareholder of Braskem Idesa				3,288	3,288
Leniency agreement	847	206			1,053
Lease	1,347	932	1,817	1,282	5,377
At December 31, 2023	18,864	4,236	14,098	84,361	121,558

Interest discounted to present value	(1,000)	(2,773)	(1,956)	(41,484)	(47,213)
Carrying amount	17,864	1,463	12,141	42,877	74,345

4.4 Capital management

The Company’s policy is to maintain capital management to ensure the continuity and development of its business and to maintain the trust of investors, creditors and the general market. The capital structure, according to the Management view, considers the balance between own capital and net debt. This composition meets the Company’s policy of providing a consistent return to shareholders and other stakeholders. This structure also allows borrowing costs to maximize shareholder remuneration. The company’s capital structure was in 2023 and 2022 as follows (Ex- Braskem Idesa):

Capital structure	2023		2022

Equity attributable to the Company's shareholders	3,992	5.9%	7,322	11.3%
Third-party capital	64,038	94.1%	57,445	88.7%

Total	68,030	100%	64,767	100%

Due to the impact of US$ on the Company’s operations, Management believes that the own capital used for capital management purposes should be measured in US$. Moreover, the Company may temporarily maintain another capital structure, for example, during periods of growth, when the Company may finance a large portion of its projects through borrowings, provided that this option maximizes return for shareholders once the financed projects start operating. In order to adjust and maintain the capital structure, Management may also consider the sale of non-strategic assets, the issue of new shares or even adjustments to dividend payments.

As is the case of liquidity, capital is managed at the consolidated level, except for the liquidity and capital of the subsidiary Braskem Idesa and other subsidiaries with non-controlling interest, whose specific management is concentrated at the subsidiaries level.